Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 12,985	$ 129
Expenses:
Cost of sales	(3,749)	(43)
Research and development	(142,221)	(120,278)	$ (39,342)
Selling, general and administrative	(70,211)	(21,576)	(12,049)
Loss from operations	(203,196)	(141,768)	(51,391)
Interest income	8,232	3,261	527
Interest expenses	(293)	(40)
Changes in fair value of warrants			200
Other income, net	938	59	530
Loss before income tax and share of loss from equity method investment	(194,319)	(138,488)	(50,134)
Income tax expense	0
Share of loss from equity method investment	(752)	(587)	(250)
Net loss	(195,071)	(139,075)	(50,384)
Net loss attributable to ordinary shareholders	$ (195,071)	$ (139,075)	$ (50,384)
Loss per share - basic and diluted	$ (3.03)	$ (2.64)	$ (2.32)
Weighted-average shares used in calculating net loss per ordinary share - basic and diluted	64,369,490	52,609,810	21,752,757